Government assistance	12 Months Ended
Dec. 31, 2020
Government Assistance [Abstract]
Government assistance
12. Government assistance
During the year ended December 31, 2020, the Company recorded $860 (2019 – nil, 2018—nil) in government assistance resulting from the Canada Emergency Wage Subsidy. The funding has been recorded as a reduction of the related salary expenditures with $595, recorded within selling expenses, $159 recorded within general and administrative expenses and $106 recorded within research and development expenses for the year ended December 31, 2020. As at December 31, 2020, $85 of government assistance is recorded in accounts receivable (December 31, 2019—nil).